Annual Total Returns- Banking Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Banking Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(21.72%)	23.65%	28.15%	2.50%	(5.81%)	26.04%	11.37%	(19.98%)	27.21%	(9.17%)